Restructuring Level 4 (Details) - Restructuring by Type (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Cumulative restructuring costs, Incurred to Date	31
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	6
Restructuring charges	25
Payments	(22)
Accrued liability, Ending Balance	9
Workforce reductions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	25
Cumulative restructuring costs, Incurred to Date	22
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	6
Restructuring charges	16
Payments	(13)
Accrued liability, Ending Balance	9
Site closure costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	9
Cumulative restructuring costs, Incurred to Date	9
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0
Restructuring charges	9
Payments	(9)
Accrued liability, Ending Balance	0
Other projects [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	1
Cumulative restructuring costs, Incurred to Date	0
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0
Restructuring charges	0
Payments	0
Accrued liability, Ending Balance	$ 0